UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2007
                                                --------------------

Check here if Amendment [|_|]; Amendment Number:
                                                ------

  This Amendment (Check only one.):             [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bonanza Capital, Ltd.
           -------------------------------------
Address:    300 Crescent Court, Suite 250
           -------------------------------------
            Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  028-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

        /s/ Bernay Box                Dallas, TX           05/14/2007
      ------------------------  -------------------------  ----------
             [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and" all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------

Form 13F Information Table Entry Total:       55

                                        --------------

Form 13F Information Table Value Total:    $ 304,334

                                        --------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                       BONANZA CAPITAL LTD
                                                 Managed Assets as of 03/31/2007
COLUMN 1                    COLUMN 2   COLUMN 3       COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7             COLUMN 8

                             TITLE OF     CUSIP        VALUE    SHS OR   SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS                   (x$1000)  PRN AMT  PRN  CALL DISCRETION  MGRS     SOLE        SHARED     NONE
EUROSEAS LTD               COM ADDED     Y23592200    7,274     728,098  SH         SOLE                 728,098
BLUEPHOENIX SOLUTIONS LT       SHS       M20157109      932     137,100  SH         SOLE                 137,100
KHD HUMBOLDT WEDAG INTL LTD    COM       482462108    5,092     125,116  SH         SOLE                 125,116
SCOTTISH RE GROUP LIMITED      SHS       G73537410    4,020   1,000,000  SH         SOLE               1,000,000
ACHILLION PHARMACEUTICALS I    COM       00448Q201      203      35,000  SH         SOLE                  35,000
ALLION HEALTHCARE IN           COM       019615103    6,135   1,500,000  SH         SOLE               1,500,000
ARIBA INC                      COM NEW   04033V203    1,410     150,000  SH         SOLE                 150,000
AWARE INC MASS                 COM       05453N100    5,571     900,000  SH         SOLE                 900,000
BON-TON STORES INC             COM       09776J101   23,902     425,000  SH         SOLE                 425,000
BUILDERS FIRSTSOURCE INC       COM       12008R107    4,339     270,000  SH         SOLE                 270,000
CARDIAC SCIENCE CORP           COM       14141A108    3,083     336,900  SH         SOLE                 336,900
CHANNELL COML CORP             COM       159186105    2,388     600,000  SH         SOLE                 600,000
CIRRUS LOGIC INC               COM       172755100    1,532     200,000  SH         SOLE                 200,000
COMSTOCK HOMEBUILDING COS INC  CL A      205684103    4,556   1,125,000  SH         SOLE               1,125,000
CONTANGO OIL & GAS COMPANY     COM NEW   21075N204    6,073     276,666  SH         SOLE                 276,666
CYBEX INTL INC                 COM       23252E106    4,092     767,800  SH         SOLE                 767,800
DXP ENTERPRISES INC NEW        COM NEW   233377407    6,112     160,000  SH         SOLE                 160,000
DYNAMIC MATLS CORP             COM       267888105    5,399     165,000  SH         SOLE                 165,000
FLOTEK INDS INC DEL            COM       343389102    2,850     100,000  SH         SOLE                 100,000
FOSTER L B CO                  COM       350060109    1,340      65,000  SH         SOLE                  65,000
GENESCO INC                    COM       371532102    2,222      53,500  SH         SOLE                  53,500
GLENAYRE TECHNOLOGIES INC      COM       377899109    3,255   1,500,000  SH         SOLE               1,500,000
GREENFIELD ONLINE INC          COM       395150105    6,360     400,000  SH         SOLE                 400,000
HALOZYME THERAPEUTICS INC      COM       40637H109   15,301   1,898,343  SH         SOLE               1,898,343
INFINITY PHARMACEUTICALS INC   COM       45665G303      542      45,000  SH         SOLE                  45,000
INTERSECTIONS INC              COM       460981301    4,582     455,900  SH         SOLE                 455,900
INVESTOOLS INC                 COM       46145P103   19,530   1,405,000  SH         SOLE               1,405,000
IXYS CORP                      COM       46600W106    5,115     500,000  SH         SOLE                 500,000
KITTY HAWK INC                 COM NEW   498326206    1,625   1,935,000  SH         SOLE               1,935,000
KKR FINL CORP                  COM       482476306    3,429     125,000  SH         SOLE                 125,000
MAUI LD & PINEAPPLE INC        COM       577345101    6,326     175,000  SH         SOLE                 175,000
MOVIE GALLERY INC              COM       624581104    3,821     850,010  SH         SOLE                 850,010
OUTDOOR CHANNEL HLDGS INC      COM NEW   690027206    6,950     680,000  SH         SOLE                 680,000
PALOMAR MED TECHNOLOGIES INC   COM NEW   697529303    7,990     200,000  SH         SOLE                 200,000
PEDIATRIC SVCS OF AMERICA      COM       705323103    4,946     350,000  SH         SOLE                 350,000
PETRO RES CORP                 COM       71646K106    5,930   1,963,500  SH         SOLE               1,963,500
PREMIER EXIBITIONS INC         COM       74051E102    7,110     600,000  SH         SOLE                 600,000
RADNET INC                     COM ADDED 750491102    1,578     276,300  SH         SOLE                 276,300
REPUBLIC AWYS HLDGS INC        COM       760276105    5,740     250,000  SH         SOLE                 250,000
RIGEL PHARMACEUTICALS INC      COM NEW   766559603    3,530     325,000  SH         SOLE                 325,000
RURAL METRO CORP               COM       781748108    5,753     762,000  SH         SOLE                 762,000
SILVERLEAF RESORTS INC         COM       828395103   10,721   2,305,600  SH         SOLE               2,305,600
SONICWALL INC                  COM       835470105      836     100,000  SH         SOLE                 100,000
STAGE STORES INC               COM NEW   85254C305    3,846     165,000  SH         SOLE                 165,000
STERLING CONSTRUCTION CO INC   COM       859241101    1,906     100,000  SH         SOLE                 100,000
SUN HEALTHCARE GROUP INC       COM NEW   866933401   13,350   1,081,000  SH         SOLE               1,081,000
SYMBION INC DEL                COM       871507109    1,471      75,000  SH         SOLE                  75,000
TEGAL CORP                     COM NEW   879008209    2,385     512,820  SH         SOLE                 512,820
TELULAR CORP                   COM NEW   87970T208    6,497   1,825,000  SH         SOLE               1,825,000
TORTOISE CAP RES CORP          COM ADDED 89147N304    2,865     175,000  SH         SOLE                 175,000
TWEEN BRANDS INC               COM       901166108    9,823     275,000  SH         SOLE                 275,000
U S GLOBAL INVS INC            CL A      902952100    2,447      95,000  SH         SOLE                  95,000
US Airways Group Inc           COM       90341W108   11,370     250,000  SH         SOLE                 250,000
WEBSIDESTORY INC               COM       947685103    3,667     283,200  SH         SOLE                 283,200
WILLBROS GROUP INC             COM       969199108   15,215     675,000  SH         SOLE                 675,000